Income taxes	12 Months Ended
Oct. 31, 2018
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Income taxes

Note 22 Income taxes

Components of tax expense

	For the year ended
(Millions of Canadian dollars)	October 31 2018	October 31 2017
Income taxes (recoveries) in Consolidated Statements of Income
Current tax
Tax expense for current year	$3,351	$3,261
Adjustments for prior years	(212)	(22)
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period	(11)	–
	3,128	3,239
Deferred tax
Origination and reversal of temporary difference	28	(32)
Effects of changes in tax rates	148	(8)
Adjustments for prior years	152	5
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period	(127)	–
Write-down (reversal of a previous write-down)	–	(1)
	201	(36)
	3,329	3,203
Income taxes (recoveries) in Consolidated Statements of Comprehensive Income and Changes in Equity
Other comprehensive income
Net unrealized gains (losses) on available-for-sale securities		62
Reclassification of net losses (gains) on available-for-sale securities to income		(38)
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	12
Provision for credit losses recognized in income	(5)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(52)
Unrealized foreign currency translation gains (losses)	2	(3)
Net foreign currency translation gains (losses) from hedging activities	(77)	142
Net gains (losses) on derivatives designated as cash flow hedges	84	195
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	8	(3)
Remeasurements of employee benefit plans	256	273
Net fair value change due to credit risk on financial liabilities designated as fair value through profit or loss	45	(124)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	(5)
Share-based compensation awards	15	(35)
	283	469
Total income taxes	$3,612	$3,672

Our effective tax rate changed from 21.8% for 2017 to 21.1% for 2018, principally due to higher net favourable tax adjustments, higher income from lower tax rate jurisdictions, and the net impact of the U.S. Tax Reform, as the writedown of net deferred taxes was more than offset by the lower corporate tax rate on U.S. earnings. These factors were partially offset by the impact of our share of the gain related to the sale of our U.S. operations of Moneris in the prior year.

The following is an analysis of the differences between the income tax expense reflected in the Consolidated Statements of Income and the amounts calculated at the Canadian statutory rate.

Reconciliation to statutory tax rate

	For the year ended
(Millions of Canadian dollars, except for percentage amounts)	October 31, 2018		October 31, 2017
Income taxes at Canadian statutory tax rate	$4,176	26.5%	$3,888	26.5%
Increase (decrease) in income taxes resulting from
Lower average tax rate applicable to subsidiaries	(752)	(4.8)	(518)	(3.5)
Tax-exempt income from securities	(285)	(1.8)	(293)	(2.0)
Tax rate change	148	0.9	(8)	(0.1)
Other	42	0.3	134	0.9
Income taxes in Consolidated Statements of Income / effective tax rate	$3,329	21.1%	$3,203	21.8%

Deferred tax assets and liabilities result from tax loss and tax credit carryforwards and temporary differences between the tax basis of assets and liabilities and their carrying amounts on our Consolidated Balance Sheets.

Significant components of deferred tax assets and liabilities

	As at and for the year ended October 31, 2018
(Millions of Canadian dollars)	Net asset beginning of period (1)	Change through equity	Change through profit or loss	Exchange rate differences	Net asset end of period
Net deferred tax asset/(liability)
Allowance for credit losses	$703	$(6)	$1	$(3)	$695
Deferred compensation	1,491	(15)	(502)	59	1,033
Business realignment charges	11	–	(8)	–	3
Tax loss and tax credit carryforwards	19	–	188	(4)	203
Deferred income	(11)	–	(37)	–	(48)
Financial instruments measured at fair value through other comprehensive income	48	19	(74)	(1)	(8)
Premises and equipment and intangibles	(1,003)	(1)	182	(36)	(858)
Deferred expense	76	–	(23)	2	55
Pension and post-employment related	571	(260)	(16)	–	295
Other	(54)	3	88	(16)	21
	$1,851	$(260)	$(201)	$1	$1,391
Comprising
Deferred tax assets	$1,948				$1,475
Deferred tax liabilities	(97)				(84)
	$1,851				$1,391

	As at and for the year ended October 31, 2017
(Millions of Canadian dollars)	Net asset beginning of period	Change through equity	Change through profit or loss	Exchange rate differences	Net asset end of period
Net deferred tax asset/(liability)
Allowance for credit losses	$484	$–	$9	$(7)	$486
Deferred compensation	1,558	35	(65)	(37)	1,491
Business realignment charges	8	–	3	–	11
Tax loss and tax credit carryforwards	32	–	(12)	(1)	19
Deferred income	95	–	(105)	(1)	(11)
Available-for-sale securities	10	47	(5)	(3)	49
Premises and equipment and intangibles	(1,081)	(1)	66	13	(1,003)
Deferred expense	(60)	–	135	1	76
Pension and post-employment related	825	(273)	23	(4)	571
Other	(33)	(12)	(13)	4	(54)
	$1,838	$(204)	$36	$(35)	$1,635
Comprising
Deferred tax assets	$2,827				$1,732
Deferred tax liabilities	(989)				(97)
	$1,838				$1,635

(1)	These amounts reflect certain transition adjustments made upon adoption of IFRS 9. Refer to Note 2 for further details.

The tax loss and tax credit carryforwards amount of deferred tax assets relates to losses and tax credits in our Canadian, U.S., Caribbean, and Japanese operations. Deferred tax assets of $203 million were recognized at October 31, 2018 (October 31, 2017 – $19 million) in respect of tax losses and tax credits incurred in current or preceding years for which recognition is dependent on the projection of future taxable profits. Management’s forecasts support the assumption that it is probable that the results of future operations will generate sufficient taxable income to utilize the deferred tax assets. The forecasts rely on continued liquidity and capital support to our business operations, including tax planning strategies implemented in relation to such support.

As at October 31, 2018, unused tax losses, tax credits and deductible temporary differences of $443 million, $426 million and $39 million (October 31, 2017 – $387 million, $582 million and $40 million) available to be offset against potential tax adjustments or future taxable income were not recognized as deferred tax assets. This amount includes unused tax losses of $4 million which expire within one year (October 31, 2017 – $2 million), $2 million which expire in two to four years (October 31, 2017 – $4 million) and $437 million which expire after four years (October 31, 2017 – $381 million). There are no tax credits that will expire in one year (October 31, 2017 – $7 million), $45 million that will expire in two to four years (October 31, 2017 – $92 million) and $381 million that will expire after four years (October 31, 2017 – $483 million). In addition, there are deductible temporary differences of $1 million that will expire in one year (October 31, 2017 – $nil), $1 million that will expire in two to four years (October 31, 2017 – $1 million) and $37 million that will expire after four years (October 31, 2017 – $39 million).

The amount of temporary differences associated with investments in subsidiaries, branches and associates and interests in joint ventures for which deferred tax liabilities have not been recognized in the parent bank is $14.6 billion as at October 31, 2018 (October 31, 2017 – $13.5 billion).

Tax examinations and assessments

We have received proposal letters (the Proposals) from the Canada Revenue Agency (CRA), in respect of the 2013 and 2012 taxation years, which suggest that Royal Bank of Canada owes additional income taxes of approximately $211 million and $250 million, respectively, as the tax deductibility of certain dividends was denied on the basis that they were part of a “dividend rental arrangement”. The Proposals are consistent with reassessments previously received for taxation years 2011, 2010, and 2009 for approximately $434 million of additional income taxes and interest in respect of the same matter. These amounts represent the maximum additional taxes owing for those years. It is possible that the CRA will reassess us for significant additional income tax for subsequent years on the same basis. We are confident that our tax filing position was appropriate and intend to defend ourselves vigorously.

U.S. Tax Reform

In December 2017, U.S. H.R. 1 was passed into law. The changes include a reduction in the corporate income tax rate from 35% to 21% which resulted in a write-down of $178 million (US$142 million), primarily related to net deferred tax assets. As the reduced tax rates were effective on January 1, 2018, the lower average tax rate applicable to subsidiaries includes the fiscal 2018 blended rate for U.S. subsidiaries. Please refer to the Legal and regulatory environment risk – United States Tax Reform section of the Management’s Discussion and Analysis for further details.